As filed with the Securities and Exchange Commission on November 19, 2018

Securities Act File No.  333-196273

Investment Company Act No.  811-22930

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A
Registration Statement under the Securities Act of 1933
Pre-effective Amendment No. __ Post-effective Amendment No. 55	☑
Registration Statement under the Investment Company Act of 1940
Amendment No. 56	☑

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1850 Mt. Diablo Blvd., Suite 640, Walnut Creek, CA 94596
(Address of Principal Executive Offices, Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Daphne G. Frydman

Chief Legal Counsel

USCF Advisers LLC

1850 Mt. Diablo Blvd., Suite 640

Walnut Creek, CA 94596

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

As soon as practicable after this filing becomes effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
☑	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 55 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Walnut Creek of the State of California on this 19th day of November, 2018.

USCF ETF Trust
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ John P. Love	President (Principal Executive Officer)	November 19, 2018
John P. Love

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and	November 19, 2018
Stuart P. Crumbaugh	Principal Financial Officer), Treasurer, and Trustee

*	Chairman and Trustee	November 19, 2018
Nicholas D. Gerber

*	Vice President, Secretary, and Trustee	November 19, 2018
Andrew F Ngim

*	Independent Trustee	November 19, 2018
H. Abram Wilson

*	Independent Trustee	November 19, 2018
Thomas E. Gard

*	Independent Trustee	November 19, 2018
Jeremy Henderson

*	Independent Trustee	November 19, 2018
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
Pursuant to Power of Attorney, dated October 13, 2016, incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement filed on October 21, 2016.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase